Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes paid (refund) [abstract]
Disclosure of reconciliation of effective income tax (loss)

(In thousands of euros, except percentage)	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Loss before tax	(147,740)	(176,242)	(330,254)
Statutory French tax rate	25%	25%	25%
Nominal income tax using statutory French tax rate	36,935	44,061	82,563
Tax effect of:
Tax rates in foreign jurisdictions	—	—	(153)
Share-based payment	(2,045)	(5,056)	(8,849)
CIR	1,123	1,663	765
Transaction costs related to capital increase	3,073	(112)	10,077
Decrease / (increase) in derivatives and other liabilities measured at FVTPL	748	(207)	(17,087)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(39,612)	(40,399)	(61,320)
Other	(222)	49	(148)
Effective income tax (loss)	—	—	(5,848)

Disclosure of deferred tax assets and liabilities by nature

(In thousands of euros)
DEFERRED TAX ASSETS AND LIABILITIES BY NATURE	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
Retirement benefit obligation	157	189	157
Leases	135	591	476
Other financial liabilities	351	1,678	—
Provisions for AGA taxes	83	142	11,454
Tax losses carryforward	114,946	152,372	228,239
Other items	335	744	1,568
Deferred tax assets	116,006	155,715	241,894
Subsidies	24	12	—
Leases	124	485	396
Royalty certificates	—	—	17,208
Other financial liabilities	285	1,075	—
Other items	10	12	11
Deferred tax liabilities	444	1,584	17,616
Deferred tax assets, net	115,562	154,131	224,279
Unrecognized deferred tax assets	(115,562)	(154,131)	(230,127)
Total deferred taxes, net recognized in the statement of financial position	—	—	(5,848)